Available-for-sale financial assets (Tables)	12 Months Ended
Dec. 31, 2017
Available-for-sale financial assets [abstract]
Available-for-sale financial assets
	As at 31 December
	2017	2016
Listed security (Fair value measurement)
China Yangtze Power Co., Ltd.	-	1,820,255
Others	9,223	458

Subtotal	9,223	1,820,713

Unlisted securities (Cost measurement)
10% of Shanxi Xishan Jinxing Energy Co., Ltd.	531,274	531,274
9.09% of Ganlong Double-track Railway Co., Ltd.	1,000,000	1,000,000
Others	64,496	54,045

Subtotal	1,595,770	1,585,319

Total	1,604,993	3,406,032